Warrants	12 Months Ended
Sep. 30, 2023
Warrants [Abstract]
Warrants
17.	Warrants

The following table summarizes warrants activity:

	Year ended September 30, 2023		Year ended September 30, 2022
		weighted average exercise price		weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	13,890	138.68	13,890	138.68
Issued	605,004	30.66	—	—
Exercised	(605,004)	(30.66)	—	—
Outstanding, end of year	13,890	138.68	13,890	138.68

Exercisable, end of year	13,890	138.68	13,890	138.68

As part of the Company refinancing, 605,004 warrants were issued and exercised, at a weighted average exercise price of $30.66, during the year ended September 30, 2023. Refer to note 14a for further details.

The warrants outstanding and exercisable as at September 30, 2023 and 2022 are under the term loan agreement as described in Note 14c. Under the terms of the warrant, the lender has the right to acquire one Class C preferred share for an exercise price of $138.68 per warrant. The warrants are exercisable until March 31, 2026. As at September 30, 2023, none of these warrants have been exercised.